STATEMENT OF CASH FLOWS	6 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (1,554,342)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs through issuance of Class B ordinary shares	15,092
Interest earned on marketable securities held in Trust Account	(49,590)
Unrealized loss on marketable securities held in Trust Account	785
Changes in operating assets and liabilities:
Prepaid expenses	(608,945)
Accrued expenses	1,112,155
Net cash used in operating activities	(1,084,845)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(239,746,320)
Net cash used in investing activities	(239,746,320)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	234,951,394
Proceeds from sale of Private Placement Warrants	6,794,926
Proceeds from promissory note - related party	100,349
Repayment of promissory note - related party	(100,349)
Payment of offering costs	(195,229)
Net cash provided by financing activities	241,551,091
Net Change in Cash	719,926
Cash - Beginning	0
Cash - Ending	719,926
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption	227,787,480
Change in value of Class A ordinary shares subject to possible redemption	(1,539,252)
Deferred underwriting fee payable	8,391,121
Offering costs paid directly by Sponsor from proceeds from issuance of Class B ordinary shares	9,908
Offering costs included in accrued offering costs	$ 372,483